UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2003
                                               -------------

Check here if Amendment [   ]; Amendment Number:
                                                 -----------------------
         This Amendment (Check only one.):   [  ]  is a restatement.
                                             [  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Para Advisors, Inc.
Address: 520 Madison Avenue
         New York, NY 10022

Form 13F File Number:  28-7296

     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Mr. Ron Ray
Title:            Chief Financial Officer
Phone:            212-355-6688

Signature, Place, and Date of Signing:


/s/ Ron Ray          New York, New York                     August 14, 2003
-----------          ------------------                     --------------
[Signature]          [City, State]                          [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                           FORM 13F INFORMATION TABLE


                              Form 13F Summary Page

Report Summary:

Number of Other Included Managers:                     0
                                                ---------
Form 13F Information Table Entry Total:               48
                                                ---------
Form 13F Information Table Value Total:         $162,212
                                                ---------
                                               (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


                  NONE

                                                   Para Partners
                                                     Form 13F
                                            Quarter ended June 30, 2003

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                         Title of                   Value     Shares/    Sh/    Put/   Investment  Other         Voting Authority
Name of Issuer           Class         CUSIP        (x$1000)  Prn Amt    Prn    Call   Discretion  Managers    Sole    Shared  None

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AMAZON COM INC           COM           023135106       1,825     50,000  SH            SOLE                     50,000
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AMERICAN STD COS INC     COM           029712106       4,829     65,323  SH            SOLE                     65,323
DEL
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AOL TIME WARNER INC      COM           00184A105       4,128    256,549  SH            SOLE                    256,549
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AT&T WIRELESS SVCS INC   COM           00209A106       2,796    340,552  SH            SOLE                    340,552
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BEA SYS INC              COM           073325102       1,629    150,000  SH            SOLE                    150,000
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BP PLC                   SPONSORED     055622104       5,313    126,430  SH            SOLE                    126,430
                         ADR
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BRISTOL MYERS SQUIBB CO  COM           110122108       2,093     77,075  SH            SOLE                     77,075
------------------------------------------------------------------------------------------------------------------------------------
CABLEVISION SYS CORP     CL A NY       12686C109       3,135    151,030  SH            SOLE                    151,030
                         CABLVS
------------------------------------------------------------------------------------------------------------------------------------
CATHAY BANCORP INC       COM           149150104       3,086     69,227  SH            SOLE                     69,227
------------------------------------------------------------------------------------------------------------------------------------
CENTERPOINT ENERGY INC   COM           15189T107       1,740    213,522  SH            SOLE                    213,522
------------------------------------------------------------------------------------------------------------------------------------
CENTRAL EUROPEAN MEDIA   CL A NEW      G20045202       1,348     59,915  SH            SOLE                     59,915
ENTRP
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CISCO SYS INC            COM           17275R102       3,375    201,020  SH            SOLE                    201,020
------------------------------------------------------------------------------------------------------------------------------------
CITIGROUP INC            COM           172967101       3,884     90,740  SH            SOLE                     90,740
------------------------------------------------------------------------------------------------------------------------------------
COMPUTER HORIZONS CORP   COM           205908106       1,858    409,252  SH            SOLE                    409,252
------------------------------------------------------------------------------------------------------------------------------------
COUNTRYWIDE FINANCIAL    COM           222372104       5,415     77,839  SH            SOLE                     77,839
CORP
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DADE BEHRING HLDGS INC   COM           23342J206      11,617    513,800  SH            SOLE                    513,800
------------------------------------------------------------------------------------------------------------------------------------
DEVON ENERGY CORP NEW    COM           25179M103       3,219     60,276  SH            SOLE                     60,276
------------------------------------------------------------------------------------------------------------------------------------
DST SYS INC DEL          COM           233326107       2,929     77,075  SH            SOLE                     77,075
------------------------------------------------------------------------------------------------------------------------------------
EL PASO CORP             COM           28336L109       1,628    201,545  SH            SOLE                    201,545
------------------------------------------------------------------------------------------------------------------------------------
ENPRO INDS INC           COM           29355X107         775     72,500  SH            SOLE                     72,500
------------------------------------------------------------------------------------------------------------------------------------
FIDELITY NATIONAL        COM           31620P109       1,956     75,000  SH            SOLE                     75,000
SOLTNS INC
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GENETECH INC             COM NEW       368710406       1,442     20,000  SH            SOLE                     20,000
------------------------------------------------------------------------------------------------------------------------------------
HALLIBURTON CO           COM           406216101       5,991    260,459  SH            SOLE                    260,459
------------------------------------------------------------------------------------------------------------------------------------
HARTFORD FINL SVCS       COM           416515104       5,684    112,865  SH            SOLE                    112,865
GROUP INC
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HILFIGER TOMMY CORP      ORD           G8915Z102       1,886    204,060  SH            SOLE                    204,060
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JUNIPER NETWORKS INC     COM           48203R104       2,543    205,593  SH            SOLE                    205,593
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KING PHARMACEUTICALS     COM           495582108       1,107     75,000  SH            SOLE                     75,000
INC
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LENNAR CORP              CL B          526057302       6,870    100,000  SH            SOLE                    100,000
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LEUCADIA NATL CORP       COM           527288104       3,234     87,127  SH            SOLE                     87,127
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LIBERTY MEDIA CORP NEW   COM SER A     530718105         867     75,000  SH            SOLE                     75,000
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LOEWS CORP               COM           540424108       5,116    108,188  SH            SOLE                    108,188
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MICROSOFT CORP           COM           594918104       4,482    175,000  SH            SOLE                    175,000
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

                                                   Para Partners
                                                     Form 13F
                                            Quarter ended June 30, 2003

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                         Title of                   Value     Shares/    Sh/    Put/   Investment  Other         Voting Authority
Name of Issuer           Class         CUSIP        (x$1000)  Prn Amt    Prn    Call   Discretion  Managers    Sole    Shared  None
------------------------------------------------------------------------------------------------------------------------------------
MOTOROLA INC             COM           620076109       1,886    200,000  SH            SOLE                    200,000
------------------------------------------------------------------------------------------------------------------------------------
MVC CAP                  COM           553829102       1,979    233,664  SH            SOLE                    233,664
------------------------------------------------------------------------------------------------------------------------------------
PARKER DRILLING CO       COM           701081101         932    320,136  SH            SOLE                    320,136
------------------------------------------------------------------------------------------------------------------------------------
PENGROWTH ENERGY TR      COM           706902103       2,015    157,687  SH            Sole                    157,687
------------------------------------------------------------------------------------------------------------------------------------
PEOPLESOFT INC           COM           712713106       3,290    187,051  SH            SOLE                    187,051
------------------------------------------------------------------------------------------------------------------------------------
PG&E CORP                COM           69331C108      12,679    599,485  SH            SOLE                    599,485
------------------------------------------------------------------------------------------------------------------------------------
PMC-SIERRA INC           COM           69344F106       1,496    127,533  SH            SOLE                    127,533
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PNC FINL SVCS GROUP INC  COM           693475105       3,661     75,000  SH            SOLE                     75,000
------------------------------------------------------------------------------------------------------------------------------------
PRUDENTIAL FINL INC      COM           744320102       6,153    182,862  SH            SOLE                    182,862
------------------------------------------------------------------------------------------------------------------------------------
PXRE GROUP LTD           COM           G73018106       2,430    122,737  SH            SOLE                    122,737
------------------------------------------------------------------------------------------------------------------------------------
SIEBEL SYS INC           COM           826170102       2,405    252,051  SH            SOLE                    252,051
------------------------------------------------------------------------------------------------------------------------------------
TALISMAN ENERGY INC      COM           87425E103       3,969     87,134  SH            SOLE                     87,134
------------------------------------------------------------------------------------------------------------------------------------
TEXAS GENCO HLDGS INC    COM           882443104       3,499    150,487  SH            SOLE                    150,487
------------------------------------------------------------------------------------------------------------------------------------
UNIVERSAL AMERN FINL     COM           913377107       2,685    421,472  SH            SOLE                    421,472
CORP
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WARNACO GROUP INC        Cl A NEW      934390402       2,089    155,296  SH            SOLE                    155,296
------------------------------------------------------------------------------------------------------------------------------------
WHITE MTNS INS GROUP     COM           G9618E107       3,244      8,213  SH            SOLE                      8,213
LTD
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REPORT SUMMARY           48 DATA
                         RECORDS                     162,212             0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED
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